Submission	Nov. 12, 2024
Submission [Line Items]
Central Index Key	0001682472
Registrant Name	BofA Finance LLC
Registration File Number	333-268718-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES